Note A - Summary of Significant Accounting Policies: Advertising (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Advertising

Advertising

The Company expenses the costs of advertising, including promotional expenses, as incurred.  Advertising expenses for the nine months ended September 30, 2013 and 2012 and for the years ended December 31, 2012 and 2011 were approximately $6,140 and $0, and $1,913 and $0 respectively.